Derivative instruments - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	$ 10,223	$ 8,302
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	8,206	6,973
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	2,017	1,329
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	347	275
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	1,670	1,054
Total derivatives not subject to netting arrangements	928	1,491
Total derivatives, Gross assets recognized	11,151	9,793
Fair value after effect of master netting agreements	2,945	2,820
Total derivatives, Net amount	2,598	2,545
Reverse repurchase agreements, Gross assets recognized	75,614	72,661
Reverse repurchase agreements, Gross amounts offset in the balance sheet	60,322	54,709
Reverse repurchase agreements, Net assets recognized on the balance sheet	15,292	17,952
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	15,182	17,922
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Reverse repurchase agreements, Net amount	110	30
Securities borrowing, Gross assets recognized	9,006	11,655
Securities borrowing, Net assets recognized on the balance sheet	9,006	11,655
Securities borrowing, Gross amounts not offset in the balance sheet, Financial instruments	8,531	11,036
Securities borrowing, Net amount	475	619
Total, Gross assets recognized	95,771	94,109
Total, Gross amounts offset in the balance sheet	68,528	61,682
Total, Net assets recognized on the balance sheet	27,243	32,427
Total, Gross amounts not offset in the balance sheet, Financial instruments	24,060	29,233
Total, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Total, Net amount	3,183	3,194
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	10,582	9,093
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	8,243	6,335
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	2,339	2,758
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	118	1,226
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	2,221	1,532
Total derivatives not subject to netting arrangements	695	666
Total derivatives, Gross liabilities recognized	11,277	9,759
Fair value after effect of master netting agreements	3,034	3,424
Total derivatives, Net amount	2,916	2,198
Repurchase agreements, Gross liabilities recognized	70,830	64,734
Repurchase agreements, Gross amounts offset in the balance sheet	60,322	54,709
Repurchase agreements, Net liabilities recognized on the balance sheet	10,508	10,025
Repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	10,476	10,025
Repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral pledged	31	0
Repurchase agreements, Net amount	1	0
Securities lending, Gross liabilities recognized	1,827	1,541
Securities lending, Net liabilities recognized on the balance sheet	1,827	1,541
Securities lending, Gross amounts not offset in the balance sheet, Financial instruments	1,754	1,478
Securities lending, Net amount	73	63
Total, Gross liabilities recognized	83,934	76,034
Total, Gross amounts offset in the balance sheet	68,565	61,044
Total, Net liabilities recognized on the balance sheet	15,369	14,990
Total, Gross amounts not offset in the balance sheet, Financial instruments	12,348	12,729
Total, Gross amounts not offset in the balance sheet, Cash collateral pledged	31	0
Total, Net amount	2,990	2,261
Interest rate contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	1,208	2,132
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	986	1,424
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	222	708
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	33	206
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	189	502
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	1,306	3,263
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	798	2,028
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	508	1,235
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	67	1,197
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	441	38
Foreign exchange contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	8,920	6,122
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	7,215	5,501
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	1,705	621
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	314	69
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	1,391	552
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	9,261	5,619
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	7,444	4,111
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	1,817	1,508
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	51	29
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	1,766	1,479
Equity and other contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	95	48
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	5	48
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	90	0
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	90	0
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	15	211
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	1	196
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	14	15
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	$ 14	$ 15